Business Combinations (Details 7) (Solidscape, Inc [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Intangible assets, Amount	$ 19,500
Developed Technology Rights [Member]
Intangible assets, Amount	11,750
Weighted Average Life - Years	6 years 8 months 12 days
Customer Relationships [Member]
Intangible assets, Amount	5,100
Weighted Average Life - Years	15 years
Trademarks [Member]
Intangible assets, Amount	1,150
Weighted Average Life - Years	15 years
Research Tax Credit Carryforward [Member]
Intangible assets, Amount	1,150
Acquired Finite Lived Intangible Assets Weighted Average Useful Life Description	Indefinite
Noncompete Agreements [Member]
Intangible assets, Amount	$ 350
Weighted Average Life - Years	3 years